Game Your Game Acquisition - Schedule of Business Acquisitions, Acquisition Related Costs (Details) - Game Your Game - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Professional fees	$ 158
Consulting fees	150
Total acquisition costs	$ 308	$ 300